CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 237,284	$ 238,266
Short-term bank deposits	312,603	72,440
Restricted short-term bank deposits	7,430	15,780
Marketable securities	3,183	7,835
Accounts receivable and other:
Trade, net	119,810	111,130
Other receivables and prepaid expenses	119,768	98,501
Inventories	109,626	109,638
Long-term assets held for sale, net	67	71
TOTAL CURRENT ASSETS	909,771	653,661
LONG-TERM RECEIVABLES AND OTHER ASSETS	23,227	19,972
PROPERTY, PLANT AND EQUIPMENT, NET	145,265	150,750
GOODWILL	7,277	7,284
INTANGIBLE ASSETS AND DEFERRED COSTS, NET	15,607	18,308
DEFERRED INCOME TAXES	5,489	6,449
TOTAL ASSETS	1,106,636	856,424
CURRENT LIABILITIES:
Current maturities of long-term debt	11,330	10,957
Accounts payable:
Trade payables	19,387	22,977
Other current liabilities	161,814	164,965
TOTAL CURRENT LIABILITIES	192,531	198,899
LONG-TERM LIABILITIES:
Long-term debt, net of current maturities	17,269	27,949
Deferred income taxes	1,879	2,205
Other long-term liabilities	3,996	4,413
TOTAL LONG-TERM LIABILITIES	23,144	34,567
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	215,675	233,466
Taro shareholders' equity:
Ordinary shares of NIS 0.0001 par value: Authorized at March 31, 2013 and March 31, 2012: 200,000,000 shares; Issued at March 31, 2013 and March 31, 2012: 45,091,562 and 44,800,007 shares, respectively Outstanding at March 31, 2013 and March 31, 2012: 44,768,087 and 44,476,532 shares, respectively	679	679
Founders' shares of NIS 0.00001 par value: Authorized, issued and outstanding at March 31, 2013 and March 31, 2012: 2,600 shares	1	1
Additional paid-in capital	261,008	253,584
Accumulated other comprehensive income, net of taxes	16,743	23,034
Treasury stock: 323,475 shares at March 31, 2013 and March 31, 2012	(1,329)	(1,329)
Accumulated earnings	609,245	343,039
Taro shareholders' equity	886,347	619,008
Non-controlling interest	4,614	3,950
TOTAL SHAREHOLDERS' EQUITY	890,961	622,958
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,106,636	$ 856,424